SCHEDULE OF FINANCIAL INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Lease liabilities		¥ 1,152,824	¥ 1,482,731
Bank and other borrowings	$ 6,124	882,841	909,981
Accounts payable		271,083	197,418
Other payables and accruals		305,196	291,416
Long-term payables		16,142	5,760
Total		2,628,086	2,887,306
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		1,131,103	1,415,521
Bank and other borrowings		882,841	909,981
Accounts payable		271,083	197,418
Other payables and accruals		305,196	291,416
Long-term payables		16,142	5,760
Total		2,606,365	2,820,096
Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		388,800	253,725
Bank and other borrowings		116,150	146,080
Accounts payable		271,083	197,418
Other payables and accruals		305,196	291,416
Long-term payables
Total		1,081,229	888,639
Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		304,506	187,774
Bank and other borrowings		110,618	91,142
Accounts payable
Other payables and accruals
Long-term payables		4,775	2,880
Total		419,899	281,796
Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		172,928	141,188
Bank and other borrowings		101,594	91,610
Accounts payable
Other payables and accruals
Long-term payables		1,895	2,880
Total		276,417	235,678
Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		119,272	132,216
Bank and other borrowings		95,800	82,586
Accounts payable
Other payables and accruals
Long-term payables		947
Total		216,019	214,802
Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		101,518	104,098
Bank and other borrowings		80,784	77,241
Accounts payable
Other payables and accruals
Long-term payables		947
Total		183,249	181,339
Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		65,800	663,730
Bank and other borrowings		377,895	421,322
Accounts payable
Other payables and accruals
Long-term payables		7,578
Total		¥ 451,273	¥ 1,085,052